THE ALGER PORTFOLIOS
QUARTERLY REPORT
September 30, 2025 (UNAUDITED)

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments September 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—98.7%
AEROSPACE & DEFENSE—0.8%
HEICO Corp., Cl. A	25,518	$ 6,483,869
APPLICATION SOFTWARE—6.0%
AppLovin Corp., Cl. A*	64,075	46,040,451
Palantir Technologies, Inc., Cl. A*	6,524	1,190,108

		47,230,559
AUTOMOBILE MANUFACTURERS—3.0%
Tesla, Inc.*	52,339	23,276,200
AUTOMOTIVE RETAIL—0.3%
Carvana Co.*	6,005	2,265,326
BIOTECHNOLOGY—2.0%
AbbVie, Inc.	8,533	1,975,731
Abivax SA ADR*	39,249	3,332,240
Natera, Inc.*	60,119	9,677,355
uniQure NV*	20,218	1,180,125

		16,165,451
BROADLINE RETAIL—8.8%
Amazon.com, Inc.*	215,849	47,393,965
MercadoLibre, Inc.*	1,975	4,615,456
Sea Ltd. ADR*	97,893	17,496,416

		69,505,837
BUILDING PRODUCTS—0.1%
Builders FirstSource, Inc.*	6,470	784,488
COAL & CONSUMABLE FUELS—0.5%
Cameco Corp.	48,034	4,028,131
COMMERCIAL & RESIDENTIAL MORTGAGE FINANCE—0.5%
Rocket Cos., Inc., Cl. A	197,165	3,821,058
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.4%
Caterpillar, Inc.	5,868	2,799,916
CONSTRUCTION MATERIALS—0.8%
James Hardie Industries PLC*	125,351	2,407,993
Martin Marietta Materials, Inc.	6,029	3,799,958

		6,207,951
CONSUMER FINANCE—0.0%
Upstart Holdings, Inc.*	4,066	206,553
ELECTRIC UTILITIES—1.3%
Constellation Energy Corp.	20,175	6,638,987
NRG Energy, Inc.	21,923	3,550,430

		10,189,417
ELECTRICAL COMPONENTS & EQUIPMENT—1.7%
Eaton Corp. PLC	8,430	3,154,927
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.7% (CONT.)
ELECTRICAL COMPONENTS & EQUIPMENT—1.7% (CONT.)
Vertiv Holdings Co., Cl. A	65,517	$ 9,883,895

		13,038,822
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.2%
Itron, Inc.*	11,928	1,485,752
ENVIRONMENTAL & FACILITIES SERVICES—0.7%
GFL Environmental, Inc.	114,374	5,419,040
FINANCIAL EXCHANGES & DATA—0.6%
S&P Global, Inc.	10,030	4,881,701
HEALTH CARE DISTRIBUTORS—0.3%
Cardinal Health, Inc.	16,502	2,590,154
HEALTHCARE EQUIPMENT—1.3%
Abbott Laboratories	20,658	2,766,932
Boston Scientific Corp.*	41,227	4,024,992
Intuitive Surgical, Inc.*	7,716	3,450,827

		10,242,751
HEALTHCARE FACILITIES—0.2%
Tenet Healthcare Corp.*	8,885	1,804,010
HOME FURNISHINGS—0.3%
Somnigroup International, Inc.	28,090	2,368,830
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—4.1%
Talen Energy Corp.*	50,110	21,315,792
Vistra Corp.	55,652	10,903,340

		32,219,132
INTERACTIVE HOME ENTERTAINMENT—1.4%
Roblox Corp., Cl. A*	66,646	9,231,804
Take-Two Interactive Software, Inc.*	7,282	1,881,377

		11,113,181
INTERACTIVE MEDIA & SERVICES—10.6%
Alphabet, Inc., Cl. C	124,724	30,376,530
Meta Platforms, Inc., Cl. A	66,440	48,792,207
Pinterest, Inc., Cl. A*	60,200	1,936,634
Tencent Holdings, Ltd. ADR	23,104	1,967,306

		83,072,677
INTERNET SERVICES & INFRASTRUCTURE—1.5%
CoreWeave, Inc., Cl. A*	2,847	389,612
MongoDB, Inc., Cl. A*	15,110	4,689,841
Shopify, Inc., Cl. A*	22,180	3,296,170
Snowflake, Inc., Cl. A*	15,036	3,391,370

		11,766,993
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—98.7% (CONT.)
INVESTMENT BANKING & BROKERAGE—0.9%
Robinhood Markets, Inc., Cl. A*	47,799	$ 6,843,861
MOVIES & ENTERTAINMENT—3.9%
Liberty Media Corp. Series C Liberty Formula One, Cl. C*	51,712	5,401,318
Netflix, Inc.*	11,115	13,325,996
Spotify Technology SA*	15,585	10,878,330
TKO Group Holdings, Inc., Cl. A	5,754	1,162,078

		30,767,722
PASSENGER AIRLINES—0.4%
Delta Air Lines, Inc.	15,085	856,074
United Airlines Holdings, Inc.*	23,084	2,227,606

		3,083,680
PHARMACEUTICALS—0.3%
Eli Lilly & Co.	3,133	2,390,479
RESTAURANTS—0.2%
DoorDash, Inc., Cl. A*	5,551	1,509,816
SEMICONDUCTORS—21.1%
Astera Labs, Inc.*	33,907	6,638,990
Broadcom, Inc.	95,190	31,404,133
indie Semiconductor, Inc., Cl. A*	132,588	539,633
NVIDIA Corp.	530,948	99,064,278
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	100,678	28,118,359

		165,765,393
SYSTEMS SOFTWARE—16.1%
Microsoft Corp.	172,307	89,246,411
Nebius Group NV, Cl. A*	291,706	32,749,832
Oracle Corp.	17,086	4,805,267

		126,801,510
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.8%
Apple, Inc.	164,248	41,822,468
Western Digital Corp.	100,621	12,080,557

		53,903,025
TRADING COMPANIES & DISTRIBUTORS—1.1%
QXO, Inc.*	193,909	3,695,906
United Rentals, Inc.	4,906	4,683,562

		8,379,468
TRANSACTION & PAYMENT PROCESSING SERVICES—0.5%
Visa, Inc., Cl. A	11,133	3,800,584
TOTAL COMMON STOCKS (Cost $308,749,967)		776,213,337
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
PREFERRED STOCKS—1.6%
APPLICATION SOFTWARE—1.6%
Databricks, Inc., Series J(a),*,@	68,003	$ 10,200,450
SB Technology, Inc., Series E(a),*,@	102,616	1,766,021

		11,966,471
TRANSACTION & PAYMENT PROCESSING SERVICES—0.0%
Chime Financial, Inc., Series G*,@	6,689	134,917
TOTAL PREFERRED STOCKS (Cost $8,518,307)		12,101,388
SPECIAL PURPOSE VEHICLE—0.0%
DATA PROCESSING & OUTSOURCED SERVICES—0.0%
Crosslink Ventures C, LLC, Cl. A(b),*,@		233,754
(Cost $475,000)		233,754
SHORT-TERM SECURITIES—0.0%
MONEY MARKET FUNDS—0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(c)	349,703	349,703
(Cost $349,703)		349,703

Total Investments (Cost $318,092,977)	100.3%	$788,898,182
Affiliated Securities (Cost $475,000)		233,754
Unaffiliated Securities (Cost $317,617,977)		788,664,428
Liabilities in Excess of Other Assets	(0.3)%	(2,555,563)
NET ASSETS	100.0%	$786,342,619

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of September 30, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 9/30/2025
Chime Financial, Inc., Series G	8/24/21	$462,008	$134,917	0.0%
Crosslink Ventures C, LLC, Cl. A	10/2/20	475,000	233,754	0.0%
Databricks, Inc., Series J	12/17/24	6,290,278	10,200,450	1.3%
SB Technology, Inc., Series E	10/23/24	1,766,021	1,766,021	0.3%
Total		$8,993,307	$12,335,142	1.6%
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—91.2%
AEROSPACE & DEFENSE—1.6%
HEICO Corp.	22,926	$ 7,400,971
APPLICATION SOFTWARE—7.6%
AppLovin Corp., Cl. A*	46,466	33,387,679
Cadence Design Systems, Inc.*	5,461	1,918,231

		35,305,910
BIOTECHNOLOGY—3.7%
Abivax SA ADR*	13,588	1,153,621
Cytokinetics, Inc.*	19,744	1,085,130
Forte Biosciences, Inc.*	158,016	2,370,240
Ionis Pharmaceuticals, Inc.*	11,309	739,835
Natera, Inc.*	62,346	10,035,836
uniQure NV*	15,766	920,261
United Therapeutics Corp.*	2,007	841,355

		17,146,278
BROADLINE RETAIL—9.5%
Amazon.com, Inc.*	117,704	25,844,267
MercadoLibre, Inc.*	4,214	9,847,865
Sea Ltd. ADR*	46,949	8,391,195

		44,083,327
ELECTRICAL COMPONENTS & EQUIPMENT—2.5%
Enovix Corp.*	548,670	5,470,240
Vertiv Holdings Co., Cl. A	38,913	5,870,415

		11,340,655
ELECTRONIC COMPONENTS—0.9%
Coherent Corp.*	37,454	4,034,545
FINANCIAL EXCHANGES & DATA—0.4%
Coinbase Global, Inc., Cl. A*	4,868	1,642,901
HEALTH CARE DISTRIBUTORS—0.3%
Cardinal Health, Inc.	4,657	730,963
Cencora, Inc.	2,381	744,134

		1,475,097
HEALTHCARE EQUIPMENT—0.2%
Abbott Laboratories	4,377	586,255
Boston Scientific Corp.*	2,993	292,207

		878,462
HEALTHCARE SERVICES—0.4%
CVS Health Corp.	15,717	1,184,904
Guardant Health, Inc.*	12,433	776,814

		1,961,718
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—91.2% (CONT.)
HEALTHCARE TECHNOLOGY—1.3%
Schrodinger, Inc.*	103,078	$ 2,067,745
Veeva Systems, Inc., Cl. A*	10,507	3,130,140
Waystar Holding Corp.*	15,539	589,239

		5,787,124
HEAVY ELECTRICAL EQUIPMENT—0.9%
GE Vernova, Inc.	6,497	3,995,005
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—5.6%
Talen Energy Corp.*	32,177	13,687,452
Vistra Corp.	62,707	12,285,556

		25,973,008
INTERACTIVE HOME ENTERTAINMENT—5.2%
Roblox Corp., Cl. A*	142,132	19,688,124
Take-Two Interactive Software, Inc.*	17,683	4,568,580

		24,256,704
INTERACTIVE MEDIA & SERVICES—8.0%
Alphabet, Inc., Cl. C	101,060	24,613,163
Meta Platforms, Inc., Cl. A	16,849	12,373,569

		36,986,732
INTERNET SERVICES & INFRASTRUCTURE—0.8%
Cloudflare, Inc., Cl. A*	16,935	3,634,082
LIFE SCIENCES TOOLS & SERVICES—0.6%
Repligen Corp.*	7,801	1,042,760
WuXi AppTec Co., Ltd., Cl. H	104,721	1,602,247

		2,645,007
MOVIES & ENTERTAINMENT—6.4%
Netflix, Inc.*	16,263	19,498,036
Spotify Technology SA*	14,673	10,241,754

		29,739,790
PASSENGER GROUND TRANSPORTATION—0.2%
Uber Technologies, Inc.*	10,593	1,037,796
PHARMACEUTICALS—0.2%
Royalty Pharma PLC, Cl. A	20,282	715,549
SEMICONDUCTOR MATERIALS & EQUIPMENT—1.6%
ASML Holding NV ADR	4,664	4,515,172
Lam Research Corp.	20,625	2,761,687

		7,276,859
SEMICONDUCTORS—14.9%
Astera Labs, Inc.*	57,078	11,175,873
Broadcom, Inc.	41,120	13,565,899
NVIDIA Corp.	210,173	39,214,078
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—91.2% (CONT.)
SEMICONDUCTORS—14.9% (CONT.)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	17,190	$ 4,800,995

		68,756,845
SYSTEMS SOFTWARE—15.1%
Crowdstrike Holdings, Inc., Cl. A*	14,396	7,059,510
CyberArk Software Ltd.*	4,604	2,224,423
Microsoft Corp.	51,489	26,668,728
Nebius Group NV, Cl. A*	286,175	32,128,867
ServiceNow, Inc.*	2,075	1,909,581

		69,991,109
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—3.3%
Apple, Inc.	35,446	9,025,615
Western Digital Corp.	50,810	6,100,249

		15,125,864
TOTAL COMMON STOCKS (Cost $197,543,054)		421,191,338
EXCHANGE TRADED FUNDS—2.7%
Alger 35 ETF(a)	353,188	12,545,238
(Cost $6,792,657)		12,545,238
MUTUAL FUNDS—2.9%
Alger 35 Fund, Cl. Z(a)	559,472	13,494,448
(Cost $7,604,417)		13,494,448
PREFERRED STOCKS—1.2%
APPLICATION SOFTWARE—1.2%
SB Technology, Inc., Series E(b),*,@	315,833	5,435,486
(Cost $5,435,486)		5,435,486
REAL ESTATE INVESTMENT TRUST—0.3%
HEALTH CARE—0.3%
Welltower, Inc.	8,018	1,428,326
(Cost $1,252,927)		1,428,326
SPECIAL PURPOSE VEHICLE—0.2%
DATA PROCESSING & OUTSOURCED SERVICES—0.2%
Crosslink Ventures C, LLC, Cl. A(a),*,@		935,016
(Cost $1,900,000)		935,016
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—1.6%
MONEY MARKET FUNDS—1.6%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(c)	7,488,750	$ 7,488,750
(Cost $7,488,750)		7,488,750

Total Investments (Cost $228,017,291)	100.1%	$462,518,602
Affiliated Securities (Cost $16,297,074)		26,974,702
Unaffiliated Securities (Cost $211,720,217)		435,543,900
Liabilities in Excess of Other Assets	(0.1)%	(399,448)
NET ASSETS	100.0%	$462,119,154

ADR	American Depositary Receipts
ETF	Exchange-Traded Fund

(a)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(c)	Rate shown reflects 7-day effective yield as of September 30, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 9/30/2025
Crosslink Ventures C, LLC, Cl. A	10/2/20	$1,900,000	$935,016	0.2%
SB Technology, Inc., Series E	10/23/24	5,435,486	5,435,486	1.2%
Total		$7,335,486	$6,370,502	1.4%
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments September 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—96.5%
AEROSPACE & DEFENSE—0.8%
TransDigm Group, Inc.	294	$ 387,498
APPAREL RETAIL—0.2%
The Gap, Inc.	4,806	102,800
APPLICATION SOFTWARE—0.5%
Adobe, Inc.*	638	225,054
ASSET MANAGEMENT & CUSTODY BANKS—3.1%
Blackrock, Inc.	620	722,839
Blackstone, Inc.	3,314	566,197
Blue Owl Capital, Inc., Cl. A	9,205	155,841

		1,444,877
AUTOMOBILE MANUFACTURERS—0.5%
Ferrari NV	478	231,935
BIOTECHNOLOGY—2.4%
AbbVie, Inc.	3,319	768,481
Amgen, Inc.	767	216,448
Gilead Sciences, Inc.	1,301	144,411

		1,129,340
BROADLINE RETAIL—2.8%
Amazon.com, Inc.*	5,970	1,310,833
BUILDING PRODUCTS—0.7%
Johnson Controls International PLC	2,793	307,090
CABLE & SATELLITE—0.5%
Comcast Corp., Cl. A	7,596	238,666
COMMUNICATIONS EQUIPMENT—0.9%
Cisco Systems, Inc.	6,058	414,488
COMPUTER & ELECTRONICS RETAIL—0.3%
Best Buy Co., Inc.	1,806	136,570
CONSUMER ELECTRONICS—0.7%
Garmin, Ltd.	1,254	308,760
CONSUMER STAPLES MERCHANDISE RETAIL—1.3%
Walmart, Inc.	5,627	579,919
COPPER—0.7%
Southern Copper Corp.	2,812	341,264
DIVERSIFIED BANKS—5.8%
Bank of America Corp.	11,265	581,161
Fifth Third Bancorp	4,994	222,483
JPMorgan Chase & Co.	6,005	1,894,157

		2,697,801
ELECTRIC UTILITIES—0.5%
NextEra Energy, Inc.	3,095	233,642
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—96.5% (CONT.)
ELECTRICAL COMPONENTS & EQUIPMENT—2.0%
Eaton Corp. PLC	2,438	$ 912,422
ELECTRONIC COMPONENTS—0.8%
Corning, Inc.	4,345	356,420
FINANCIAL EXCHANGES & DATA—0.9%
CME Group, Inc., Cl. A	1,522	411,229
FOOD DISTRIBUTORS—0.5%
Sysco Corp.	2,695	221,906
HEALTH CARE DISTRIBUTORS—0.7%
Cardinal Health, Inc.	1,944	305,130
HEALTHCARE EQUIPMENT—1.3%
Abbott Laboratories	2,689	360,165
Medtronic PLC	2,426	231,052

		591,217
HOME IMPROVEMENT RETAIL—1.8%
The Home Depot, Inc.	2,056	833,071
HOUSEHOLD PRODUCTS—1.1%
The Procter & Gamble Co.	3,337	512,730
INDUSTRIAL CONGLOMERATES—1.1%
Honeywell International, Inc.	2,473	520,567
INDUSTRIAL GASES—0.8%
Air Products & Chemicals, Inc.	1,290	351,809
INTEGRATED OIL & GAS—3.3%
Chevron Corp.	3,626	563,081
Exxon Mobil Corp.	6,029	679,770
TotalEnergies SE ADR	4,622	275,887

		1,518,738
INTEGRATED TELECOMMUNICATION SERVICES—0.7%
Verizon Communications, Inc.	7,543	331,515
INTERACTIVE MEDIA & SERVICES—9.4%
Alphabet, Inc., Cl. A	7,559	1,837,593
Alphabet, Inc., Cl. C	5,775	1,406,501
Meta Platforms, Inc., Cl. A	1,463	1,074,398

		4,318,492
INVESTMENT BANKING & BROKERAGE—2.7%
Morgan Stanley	7,821	1,243,226
IT CONSULTING & OTHER SERVICES—0.4%
International Business Machines Corp.	604	170,425
MANAGED HEALTHCARE—0.7%
UnitedHealth Group, Inc.	912	314,914
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—96.5% (CONT.)
MULTI-UTILITIES—1.0%
Consolidated Edison, Inc.	1,927	$ 193,702
Sempra	2,782	250,324

		444,026
OIL & GAS STORAGE & TRANSPORTATION—0.4%
ONEOK, Inc.	2,482	181,112
OTHER SPECIALTY RETAIL—0.2%
Dick's Sporting Goods, Inc.	492	109,332
PHARMACEUTICALS—3.9%
AstraZeneca PLC ADR	2,897	222,258
Bristol-Myers Squibb Co.	3,646	164,434
Eli Lilly & Co.	497	379,211
Johnson & Johnson	2,564	475,417
Merck & Co., Inc.	2,302	193,207
Novartis AG ADR	1,701	218,136
Pfizer, Inc.	6,356	161,951

		1,814,614
PROPERTY & CASUALTY INSURANCE—0.6%
The Hartford Insurance Group, Inc.	2,201	293,591
RAIL TRANSPORTATION—0.7%
Union Pacific Corp.	1,436	339,427
RESTAURANTS—1.2%
McDonald's Corp.	1,048	318,477
Starbucks Corp.	2,588	218,945

		537,422
SEMICONDUCTOR MATERIALS & EQUIPMENT—4.1%
KLA Corp.	1,772	1,911,279
SEMICONDUCTORS—10.7%
Broadcom, Inc.	10,927	3,604,927
QUALCOMM, Inc.	3,858	641,817
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,552	712,748

		4,959,492
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—1.6%
PepsiCo, Inc.	2,523	354,330
The Coca-Cola Co.	5,711	378,754

		733,084
SYSTEMS SOFTWARE—10.7%
Microsoft Corp.	8,878	4,598,360
Oracle Corp.	1,277	359,144

		4,957,504
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—96.5% (CONT.)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—8.0%
Apple, Inc.	13,345	$ 3,398,037
Dell Technologies, Inc., Cl. C	2,123	300,978

		3,699,015
TOBACCO—1.3%
Altria Group, Inc.	4,688	309,689
Philip Morris International, Inc.	1,906	309,153

		618,842
TRADING COMPANIES & DISTRIBUTORS—0.6%
Ferguson Enterprises, Inc.	1,210	271,742
TRANSACTION & PAYMENT PROCESSING SERVICES—1.6%
Visa, Inc., Cl. A	2,117	722,701
TOTAL COMMON STOCKS (Cost $11,826,453)		44,597,531
MASTER LIMITED PARTNERSHIP—0.3%
OIL & GAS STORAGE & TRANSPORTATION—0.3%
Cheniere Energy Partners LP	2,888	155,432
(Cost $81,382)		155,432
REAL ESTATE INVESTMENT TRUST—3.1%
HEALTH CARE—1.0%
Welltower, Inc.	2,705	481,869
INDUSTRIAL—0.3%
Prologis, Inc.	1,199	137,309
RETAIL—0.8%
Simon Property Group, Inc.	1,876	352,069
SPECIALIZED—0.5%
Lamar Advertising Co., Cl. A	1,911	233,945
TELECOM TOWER—0.5%
Crown Castle, Inc.	2,202	212,471
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $777,925)		1,417,663
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—0.2%
MONEY MARKET FUNDS—0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(a)	62,437	$ 62,437
(Cost $62,437)		62,437

Total Investments (Cost $12,748,197)	100.1%	$46,233,063
Unaffiliated Securities (Cost $12,748,197)		46,233,063
Liabilities in Excess of Other Assets	(0.1)%	(26,073)
NET ASSETS	100.0%	$46,206,990

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of September 30, 2025.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—92.3%
AEROSPACE & DEFENSE—5.3%
Axon Enterprise, Inc.*	4,110	$ 2,949,500
HEICO Corp.	8,312	2,683,280
Howmet Aerospace, Inc.	16,612	3,259,773

		8,892,553
APPAREL RETAIL—0.9%
Burlington Stores, Inc.*	6,141	1,562,885
APPLICATION SOFTWARE—10.0%
AppLovin Corp., Cl. A*	7,229	5,194,325
Clearwater Analytics Holdings, Inc., Cl. A*	146,895	2,647,048
Constellation Software, Inc.	605	1,642,364
Fair Isaac Corp.*	775	1,159,811
Guidewire Software, Inc.*	10,207	2,346,181
Procore Technologies, Inc.*	10,515	766,754
The Descartes Systems Group, Inc.*	30,047	2,829,172

		16,585,655
ASSET MANAGEMENT & CUSTODY BANKS—2.7%
Ares Management Corp., Cl. A	8,539	1,365,301
Blue Owl Capital, Inc., Cl. A	189,493	3,208,116

		4,573,417
AUTOMOTIVE RETAIL—4.7%
Carvana Co.*	9,160	3,455,518
O'Reilly Automotive, Inc.*	40,459	4,361,885

		7,817,403
BIOTECHNOLOGY—2.9%
Abivax SA ADR*	17,695	1,502,306
Cidara Therapeutics, Inc.*	4,614	441,837
Natera, Inc.*	14,720	2,369,478
Vaxcyte, Inc.*	14,413	519,156

		4,832,777
BUILDING PRODUCTS—1.0%
Builders FirstSource, Inc.*	13,803	1,673,614
CARGO GROUND TRANSPORTATION—0.6%
Saia, Inc.*	3,084	923,226
COMMERCIAL & RESIDENTIAL MORTGAGE FINANCE—1.2%
Rocket Cos., Inc., Cl. A	101,063	1,958,601
CONSTRUCTION & ENGINEERING—2.5%
Comfort Systems USA, Inc.	5,080	4,191,914
CONSTRUCTION MATERIALS—0.9%
Martin Marietta Materials, Inc.	2,292	1,444,602
ELECTRICAL COMPONENTS & EQUIPMENT—2.5%
Vertiv Holdings Co., Cl. A	27,043	4,079,707
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—92.3% (CONT.)
ELECTRONIC COMPONENTS—1.8%
Amphenol Corp., Cl. A	24,191	$ 2,993,636
ENVIRONMENTAL & FACILITIES SERVICES—2.8%
GFL Environmental, Inc.	97,239	4,607,184
HEALTHCARE EQUIPMENT—1.6%
IDEXX Laboratories, Inc.*	4,048	2,586,227
HEALTHCARE TECHNOLOGY—0.2%
Veeva Systems, Inc., Cl. A*	972	289,569
HOME IMPROVEMENT RETAIL—0.4%
Floor & Decor Holdings, Inc., Cl. A*	8,152	600,802
HOMEBUILDING—1.2%
NVR, Inc.*	243	1,952,422
HOMEFURNISHING RETAIL—1.3%
Wayfair, Inc., Cl. A*	24,447	2,183,851
HOTELS RESORTS & CRUISE LINES—1.8%
Hilton Worldwide Holdings, Inc.	11,844	3,072,807
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—4.6%
Talen Energy Corp.*	10,990	4,674,926
Vistra Corp.	15,501	3,036,956

		7,711,882
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—1.3%
RBC Bearings, Inc.*	5,383	2,100,931
INSURANCE BROKERS—1.3%
Ryan Specialty Holdings, Inc., Cl. A	39,246	2,211,905
INTERACTIVE HOME ENTERTAINMENT—2.1%
Roblox Corp., Cl. A*	25,143	3,482,808
INTERNET SERVICES & INFRASTRUCTURE—4.4%
Cloudflare, Inc., Cl. A*	24,060	5,163,036
MongoDB, Inc., Cl. A*	2,582	801,401
Twilio, Inc., Cl. A*	13,470	1,348,212

		7,312,649
INVESTMENT BANKING & BROKERAGE—3.1%
Robinhood Markets, Inc., Cl. A*	36,057	5,162,641
LIFE & HEALTH INSURANCE—0.4%
Oscar Health, Inc., Cl. A*	35,330	668,797
LIFE SCIENCES TOOLS & SERVICES—2.1%
Repligen Corp.*	13,905	1,858,682
West Pharmaceutical Services, Inc.	6,225	1,633,004

		3,491,686
MOVIES & ENTERTAINMENT—3.5%
Spotify Technology SA*	3,387	2,364,126
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—92.3% (CONT.)
MOVIES & ENTERTAINMENT—3.5% (CONT.)
TKO Group Holdings, Inc., Cl. A	16,979	$ 3,429,079

		5,793,205
PERSONAL CARE PRODUCTS—1.9%
e.l.f. Beauty, Inc.*	24,388	3,230,922
PROPERTY & CASUALTY INSURANCE—1.3%
Intact Financial Corp.	11,526	2,242,506
REAL ESTATE SERVICES—4.6%
CBRE Group, Inc., Cl. A*	27,402	4,317,459
CoStar Group, Inc.*	38,856	3,278,281

		7,595,740
RESEARCH & CONSULTING SERVICES—1.4%
Verisk Analytics, Inc.	8,989	2,260,823
RESTAURANTS—1.3%
Chipotle Mexican Grill, Inc.*	37,611	1,473,975
Wingstop, Inc.	2,980	750,007

		2,223,982
SEMICONDUCTORS—2.3%
Astera Labs, Inc.*	6,355	1,244,309
Marvell Technology, Inc.	6,051	508,708
Monolithic Power Systems, Inc.	2,243	2,064,995

		3,818,012
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—2.0%
Celsius Holdings, Inc.*	57,458	3,303,260
SYSTEMS SOFTWARE—3.5%
Nebius Group NV, Cl. A*	51,151	5,742,723
TRADING COMPANIES & DISTRIBUTORS—4.9%
FTAI Aviation Ltd.	27,115	4,524,409
QXO, Inc.*	60,197	1,147,355
United Rentals, Inc.	2,566	2,449,657

		8,121,421
TOTAL COMMON STOCKS (Cost $106,822,028)		153,298,745
EXCHANGE TRADED FUNDS—3.7%
Alger Mid Cap 40 ETF(a)	278,449	6,233,081
(Cost $5,566,739)		6,233,081
PREFERRED STOCKS—0.4%
APPLICATION SOFTWARE—0.4%
SB Technology, Inc., Series E(b),*,@	34,722	597,566
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
PREFERRED STOCKS—0.4% (CONT.)
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(b),*,@	170,419	$ —
TOTAL PREFERRED STOCKS (Cost $1,364,451)		597,566
RIGHTS—0.0%
BIOTECHNOLOGY—0.0%
Tolero CDR(b),*,@	425,098	—
(Cost $227,341)		—
SPECIAL PURPOSE VEHICLE—0.3%
DATA PROCESSING & OUTSOURCED SERVICES—0.3%
Crosslink Ventures C, LLC, Cl. A(a),*,@		430,599
Crosslink Ventures C, LLC, Cl. B(a),*,@		161,363

		591,962
TOTAL SPECIAL PURPOSE VEHICLE (Cost $1,200,000)		591,962
WARRANTS—0.0%
APPLICATION SOFTWARE—0.0%
Constellation Software, Inc., 3/31/40(b),*	1,318	—
(Cost $—)		—
SHORT-TERM SECURITIES—3.0%
MONEY MARKET FUNDS—3.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(c)	4,906,332	4,906,332
(Cost $4,906,332)		4,906,332

Total Investments (Cost $120,086,891)	99.7%	$165,627,686
Affiliated Securities (Cost $6,766,739)		6,825,043
Unaffiliated Securities (Cost $113,320,152)		158,802,643
Other Assets in Excess of Liabilities	0.3%	500,895
NET ASSETS	100.0%	$166,128,581

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights
ETF	Exchange-Traded Fund

(a)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(c)	Rate shown reflects 7-day effective yield as of September 30, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2025 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 9/30/2025
Crosslink Ventures C, LLC, Cl. A	10/2/20	$875,000	$430,599	0.2%
Crosslink Ventures C, LLC, Cl. B	12/16/20	325,000	161,363	0.1%
Prosetta Biosciences, Inc., Series D	2/16/15	766,885	—	0.0%
SB Technology, Inc., Series E	10/23/24	597,566	597,566	0.4%
Tolero CDR	2/16/17	227,341	—	0.0%
Total		$2,791,792	$1,189,528	0.7%
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—97.7%
AEROSPACE & DEFENSE—5.1%
AeroVironment, Inc.*	5,367	$ 1,690,015
Bombardier, Inc., Cl. B*	20,745	2,907,162
Karman Holdings, Inc.*	11,666	842,285
Loar Holdings, Inc.*	15,578	1,246,240
VSE Corp.	4,207	699,372

		7,385,074
APPAREL RETAIL—3.4%
Abercrombie & Fitch Co., Cl. A*	5,346	457,350
Aritzia, Inc.*	42,397	2,564,475
Victoria's Secret & Co.*	69,753	1,893,096

		4,914,921
APPLICATION SOFTWARE—14.2%
ACI Worldwide, Inc.*	8,592	453,400
Blackbaud, Inc.*	17,553	1,128,833
BlackLine, Inc.*	23,074	1,225,229
Clearwater Analytics Holdings, Inc., Cl. A*	24,797	446,842
Guidewire Software, Inc.*	17,700	4,068,522
InterDigital, Inc.	8,528	2,944,122
Manhattan Associates, Inc.*	12,629	2,588,692
nCino, Inc.*	29,023	786,814
Q2 Holdings, Inc.*	43,429	3,143,825
Riot Platforms, Inc.*	24,522	466,654
SPS Commerce, Inc.*	24,641	2,566,114
Vertex, Inc., Cl. A*	33,353	826,821

		20,645,868
ASSET MANAGEMENT & CUSTODY BANKS—1.8%
Galaxy Digital, Inc., Cl. A*	61,171	2,068,191
Hamilton Lane, Inc., Cl. A	4,226	569,623

		2,637,814
AUTOMOTIVE PARTS & EQUIPMENT—0.6%
Modine Manufacturing Co.*	6,003	853,387
BIOTECHNOLOGY—15.1%
Abivax SA ADR*	12,444	1,056,496
Absci Corp.*	339,522	1,032,147
Akero Therapeutics, Inc.*	31,655	1,502,979
Arrowhead Pharmaceuticals, Inc.*	22,855	788,269
Bridgebio Pharma, Inc.*	5,835	303,070
CareDx, Inc.*	68,882	1,001,544
Centessa Pharmaceuticals PLC ADR*	29,578	717,266
Exact Sciences Corp.*	35,245	1,928,254
Forte Biosciences, Inc.*	128,020	1,920,300
Insmed, Inc.*	19,288	2,777,665
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.7% (CONT.)
BIOTECHNOLOGY—15.1% (CONT.)
Natera, Inc.*	12,595	$ 2,027,417
Nuvalent, Inc., Cl. A*	27,129	2,346,116
Palvella Therapeutics, Inc.*	5,769	361,659
Revolution Medicines, Inc.*	32,882	1,535,589
Rezolute, Inc.*	78,597	738,812
Soleno Therapeutics, Inc.*	9,163	619,419
Twist Bioscience Corp.*	26,830	754,996
uniQure NV*	8,495	495,853

		21,907,851
BUILDING PRODUCTS—1.3%
CSW Industrials, Inc.	7,801	1,893,693
CONSTRUCTION & ENGINEERING—2.7%
Construction Partners, Inc., Cl. A*	9,077	1,152,779
Tutor Perini Corp.*	41,635	2,730,840

		3,883,619
CONSUMER FINANCE—0.2%
Upstart Holdings, Inc.*	6,419	326,085
CONSUMER STAPLES MERCHANDISE RETAIL—1.7%
BJ's Wholesale Club Holdings, Inc.*	26,037	2,427,950
EDUCATION SERVICES—1.5%
Duolingo, Inc.*	3,170	1,020,233
Universal Technical Institute, Inc.*	34,116	1,110,476

		2,130,709
ELECTRIC UTILITIES—0.5%
IDACORP, Inc.	4,972	657,050
ELECTRICAL COMPONENTS & EQUIPMENT—0.8%
Enovix Corp.*	110,720	1,103,878
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.1%
PAR Technology Corp.*	4,898	193,863
ELECTRONIC MANUFACTURING SERVICES—1.2%
Fabrinet*	4,902	1,787,367
ENVIRONMENTAL & FACILITIES SERVICES—0.3%
Casella Waste Systems, Inc., Cl. A*	5,088	482,749
FINANCIAL EXCHANGES & DATA—0.5%
Bullish*	102	6,488
Gemini Space Station, Inc., Cl. A*	850	20,366
MarketAxess Holdings, Inc.	4,259	742,131

		768,985
HEALTHCARE EQUIPMENT—3.2%
Glaukos Corp.*	5,979	487,587
Impulse Dynamics PLC, Series A(a),*,@	1,596,061	57,458
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.7% (CONT.)
HEALTHCARE EQUIPMENT—3.2% (CONT.)
iRhythm Technologies, Inc.*	11,119	$ 1,912,357
Penumbra, Inc.*	3,724	943,364
TransMedics Group, Inc.*	11,668	1,309,150

		4,709,916
HEALTHCARE SERVICES—4.4%
GeneDx Holdings Corp., Cl. A*	36,711	3,955,243
Guardant Health, Inc.*	38,661	2,415,539

		6,370,782
HEALTHCARE SUPPLIES—0.2%
Neogen Corp.*	53,049	302,910
HEALTHCARE TECHNOLOGY—1.2%
Certara, Inc.*	27,161	331,907
Health Catalyst, Inc.*	88,344	251,780
HeartFlow, Inc.*	32,957	1,109,333

		1,693,020
HEAVY ELECTRICAL EQUIPMENT—0.4%
Bloom Energy Corp., Cl. A*	6,174	522,135
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—5.4%
Gates Industrial Corp. PLC*	150,865	3,744,469
RBC Bearings, Inc.*	10,603	4,138,245

		7,882,714
INTERACTIVE MEDIA & SERVICES—0.8%
Reddit, Inc., Cl. A*	5,335	1,226,997
INTERNET SERVICES & INFRASTRUCTURE—0.9%
Wix.com Ltd.*	7,469	1,326,718
INVESTMENT BANKING & BROKERAGE—0.5%
Moelis & Co., Cl. A	10,075	718,549
LEISURE FACILITIES—1.9%
Life Time Group Holdings, Inc.*	21,769	600,824
Planet Fitness, Inc., Cl. A*	20,418	2,119,389

		2,720,213
LIFE SCIENCES TOOLS & SERVICES—5.7%
10X Genomics, Inc., Cl. A*	19,365	226,377
Adaptive Biotechnologies Corp.*	174,425	2,609,398
Bio-Techne Corp.	27,729	1,542,564
CryoPort, Inc.*	133,790	1,268,329
MaxCyte, Inc.*	135,576	214,210
Repligen Corp.*	11,780	1,574,633
Tempus AI, Inc.*	10,839	874,816

		8,310,327
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—97.7% (CONT.)
OIL & GAS EXPLORATION & PRODUCTION—2.3%
Magnolia Oil & Gas Corp., Cl. A	138,742	$ 3,311,772
PASSENGER AIRLINES—2.2%
Joby Aviation, Inc.*	198,786	3,208,406
PERSONAL CARE PRODUCTS—0.4%
Oddity Tech, Ltd., Cl. A*	9,943	619,449
RESTAURANTS—3.5%
Black Rock Coffee Bar, Inc., Cl. A*	573	13,672
Kura Sushi USA, Inc., Cl. A*	10,555	627,072
Shake Shack, Inc., Cl. A*	17,872	1,672,998
The Cheesecake Factory, Inc.	19,858	1,085,041
Wingstop, Inc.	6,729	1,693,555

		5,092,338
SEMICONDUCTORS—6.2%
Astera Labs, Inc.*	16,648	3,259,678
Credo Technology Group Holding, Ltd.*	11,647	1,695,920
Rambus, Inc.*	22,253	2,318,762
Universal Display Corp.	12,336	1,771,820

		9,046,180
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—0.5%
Celsius Holdings, Inc.*	12,320	708,277
SPECIALTY CHEMICALS—0.7%
Balchem Corp.	6,949	1,042,767
SYSTEMS SOFTWARE—4.1%
Nebius Group NV, Cl. A*	42,496	4,771,026
Netskope, Inc., Cl. A*	2,646	60,143
Varonis Systems, Inc.*	20,029	1,151,067

		5,982,236
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.6%
IonQ, Inc.*	12,983	798,454
TRADING COMPANIES & DISTRIBUTORS—1.6%
FTAI Aviation Ltd.	11,841	1,975,790
SiteOne Landscape Supply, Inc.*	129	16,615
Xometry, Inc., Cl. A*	6,183	336,787

		2,329,192
TOTAL COMMON STOCKS (Cost $95,908,636)		141,924,215
PREFERRED STOCKS—0.6%
APPLICATION SOFTWARE—0.4%
SB Technology, Inc., Series E(a),*,@	37,494	645,272
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),*,@	85,998	—
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
PREFERRED STOCKS—0.6% (CONT.)
HEALTHCARE EQUIPMENT—0.2%
Impulse Dynamics PLC, Series F-3(a),*,@	3,724,402	$ 212,291
TOTAL PREFERRED STOCKS (Cost $1,227,113)		857,563
RIGHTS—0.0%
BIOTECHNOLOGY—0.0%
Mirati Therapeutics, Inc. CVR(a),*,@	6,941	8,121
Tolero CDR(a),*,@	287,830	—

		8,121
PHARMACEUTICALS—0.0%
Fusion Pharmaceuticals, Inc. CVR(a),*,@	45,185	51,963
TOTAL RIGHTS (Cost $155,594)		60,084
SPECIAL PURPOSE VEHICLE—0.6%
DATA PROCESSING & OUTSOURCED SERVICES—0.6%
Crosslink Ventures C, LLC, Cl. A(b),*,@		688,959
Crosslink Ventures C, LLC, Cl. B(b),*,@		148,951

		837,910
TOTAL SPECIAL PURPOSE VEHICLE (Cost $1,700,000)		837,910
SHORT-TERM SECURITIES—1.0%
MONEY MARKET FUNDS—1.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(c)	1,429,012	1,429,012
(Cost $1,429,012)		1,429,012

Total Investments (Cost $100,420,355)	99.9%	$145,108,784
Affiliated Securities (Cost $1,700,000)		837,910
Unaffiliated Securities (Cost $98,720,355)		144,270,874
Other Assets in Excess of Liabilities	0.1%	89,936
NET ASSETS	100.0%	$145,198,720

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights
CVR	Contingent Value Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of September 30, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2025 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 9/30/2025
Crosslink Ventures C, LLC, Cl. A	10/2/20	$1,400,000	$688,959	0.5%
Crosslink Ventures C, LLC, Cl. B	12/16/20	300,000	148,951	0.1%
Fusion Pharmaceuticals, Inc. CVR	6/5/24	—	51,963	0.0%
Impulse Dynamics PLC, Series A	2/11/22	1,596,061	57,458	0.0%
Impulse Dynamics PLC, Series F-3	2/5/24	194,849	212,291	0.2%
Mirati Therapeutics, Inc. CVR	1/24/24	—	8,121	0.0%
Prosetta Biosciences, Inc., Series D	2/6/15-10/2/23	386,992	—	0.0%
SB Technology, Inc., Series E	10/23/24	645,272	645,272	0.4%
Tolero CDR	2/6/17	155,594	—	0.0%
Total		$4,678,768	$1,813,015	1.2%
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments September 30, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—70.8%
AEROSPACE & DEFENSE—0.6%
TransDigm Group, Inc.	300	$ 395,406
APPAREL RETAIL—0.2%
The Gap, Inc.	4,909	105,004
APPLICATION SOFTWARE—0.4%
Adobe, Inc.*	660	232,815
ASSET MANAGEMENT & CUSTODY BANKS—2.3%
Blackrock, Inc.	635	740,327
Blackstone, Inc.	3,480	594,558
Blue Owl Capital, Inc., Cl. A	9,701	164,238

		1,499,123
AUTOMOBILE MANUFACTURERS—0.4%
Ferrari NV	504	244,551
BIOTECHNOLOGY—1.8%
AbbVie, Inc.	3,463	801,823
Amgen, Inc.	771	217,576
Gilead Sciences, Inc.	1,378	152,958

		1,172,357
BROADLINE RETAIL—2.1%
Amazon.com, Inc.*	6,263	1,375,167
BUILDING PRODUCTS—0.5%
Johnson Controls International PLC	2,821	310,169
CABLE & SATELLITE—0.4%
Comcast Corp., Cl. A	7,820	245,704
COMMUNICATIONS EQUIPMENT—0.7%
Cisco Systems, Inc.	6,344	434,056
COMPUTER & ELECTRONICS RETAIL—0.2%
Best Buy Co., Inc.	1,875	141,788
CONSUMER ELECTRONICS—0.5%
Garmin, Ltd.	1,304	321,071
CONSUMER STAPLES MERCHANDISE RETAIL—0.9%
Walmart, Inc.	5,771	594,759
COPPER—0.5%
Southern Copper Corp.	2,955	358,619
DIVERSIFIED BANKS—4.3%
Bank of America Corp.	11,599	598,393
Fifth Third Bancorp	5,188	231,125
JPMorgan Chase & Co.	6,184	1,950,619

		2,780,137
ELECTRIC UTILITIES—0.4%
NextEra Energy, Inc.	3,189	240,738
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—70.8% (CONT.)
ELECTRICAL COMPONENTS & EQUIPMENT—1.4%
Eaton Corp. PLC	2,520	$ 943,110
ELECTRONIC COMPONENTS—0.6%
Corning, Inc.	4,495	368,725
FINANCIAL EXCHANGES & DATA—0.6%
CME Group, Inc., Cl. A	1,574	425,279
FOOD DISTRIBUTORS—0.4%
Sysco Corp.	2,816	231,869
HEALTH CARE DISTRIBUTORS—0.5%
Cardinal Health, Inc.	2,012	315,804
HEALTHCARE EQUIPMENT—0.9%
Abbott Laboratories	2,823	378,112
Medtronic PLC	2,453	233,624

		611,736
HOME IMPROVEMENT RETAIL—1.3%
The Home Depot, Inc.	2,120	859,003
HOUSEHOLD PRODUCTS—0.8%
The Procter & Gamble Co.	3,405	523,178
INDUSTRIAL CONGLOMERATES—0.8%
Honeywell International, Inc.	2,587	544,564
INDUSTRIAL GASES—0.5%
Air Products & Chemicals, Inc.	1,308	356,718
INTEGRATED OIL & GAS—2.4%
Chevron Corp.	3,750	582,338
Exxon Mobil Corp.	6,270	706,942
TotalEnergies SE ADR	4,673	278,931

		1,568,211
INTEGRATED TELECOMMUNICATION SERVICES—0.5%
Verizon Communications, Inc.	7,898	347,117
INTERACTIVE MEDIA & SERVICES—6.9%
Alphabet, Inc., Cl. A	7,834	1,904,445
Alphabet, Inc., Cl. C	6,054	1,474,452
Meta Platforms, Inc., Cl. A	1,537	1,128,742

		4,507,639
INVESTMENT BANKING & BROKERAGE—2.0%
Morgan Stanley	8,114	1,289,801
IT CONSULTING & OTHER SERVICES—0.3%
International Business Machines Corp.	637	179,736
MANAGED HEALTHCARE—0.5%
UnitedHealth Group, Inc.	965	333,215
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—70.8% (CONT.)
MULTI-UTILITIES—0.7%
Consolidated Edison, Inc.	2,013	$ 202,347
Sempra	2,853	256,713

		459,060
OIL & GAS STORAGE & TRANSPORTATION—0.3%
ONEOK, Inc.	2,595	189,357
OTHER SPECIALTY RETAIL—0.2%
Dick's Sporting Goods, Inc.	498	110,666
PHARMACEUTICALS—2.9%
AstraZeneca PLC ADR	3,023	231,925
Bristol-Myers Squibb Co.	3,790	170,929
Eli Lilly & Co.	504	384,552
Johnson & Johnson	2,706	501,746
Merck & Co., Inc.	2,404	201,768
Novartis AG ADR	1,780	228,267
Pfizer, Inc.	6,576	167,556

		1,886,743
PROPERTY & CASUALTY INSURANCE—0.5%
The Hartford Insurance Group, Inc.	2,277	303,729
RAIL TRANSPORTATION—0.5%
Union Pacific Corp.	1,501	354,791
RESTAURANTS—0.9%
McDonald's Corp.	1,090	331,240
Starbucks Corp.	2,730	230,958

		562,198
SEMICONDUCTOR MATERIALS & EQUIPMENT—3.0%
KLA Corp.	1,838	1,982,467
SEMICONDUCTORS—7.8%
Broadcom, Inc.	11,265	3,716,436
QUALCOMM, Inc.	3,966	659,784
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,653	740,956

		5,117,176
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—1.2%
PepsiCo, Inc.	2,616	367,391
The Coca-Cola Co.	5,820	385,982

		753,373
SYSTEMS SOFTWARE—7.9%
Microsoft Corp.	9,176	4,752,709
Oracle Corp.	1,331	374,331

		5,127,040
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments September 30, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—70.8% (CONT.)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.8%
Apple, Inc.	13,785	$ 3,510,074
Dell Technologies, Inc., Cl. C	2,184	309,626

		3,819,700
TOBACCO—1.0%
Altria Group, Inc.	4,895	323,364
Philip Morris International, Inc.	1,990	322,778

		646,142
TRADING COMPANIES & DISTRIBUTORS—0.4%
Ferguson Enterprises, Inc.	1,258	282,522
TRANSACTION & PAYMENT PROCESSING SERVICES—1.1%
Visa, Inc., Cl. A	2,188	746,939
TOTAL COMMON STOCKS (Cost $13,448,280)		46,199,072
MASTER LIMITED PARTNERSHIP—0.3%
OIL & GAS STORAGE & TRANSPORTATION—0.3%
Cheniere Energy Partners LP	2,997	161,299
(Cost $84,721)		161,299
REAL ESTATE INVESTMENT TRUST—2.2%
HEALTH CARE—0.8%
Welltower, Inc.	2,782	495,586
INDUSTRIAL—0.2%
Prologis, Inc.	1,253	143,494
RETAIL—0.5%
Simon Property Group, Inc.	1,902	356,948
SPECIALIZED—0.4%
Lamar Advertising Co., Cl. A	2,027	248,145
TELECOM TOWER—0.3%
Crown Castle, Inc.	2,262	218,260
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $828,993)		1,462,433

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS—23.3%
APPLICATION SOFTWARE—0.8%
Cadence Design Systems, Inc., 4.3%, 9/10/29	500,000	503,391
AUTOMOBILE MANUFACTURERS—0.7%
General Motors Financial Co., Inc., 1.5%, 6/10/26	500,000	490,693
BROADLINE RETAIL—0.8%
Amazon.com, Inc., 4.55%, 12/1/27	500,000	507,614
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments September 30, 2025 (Unaudited) (Continued)

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS—23.3% (CONT.)
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.8%
Westinghouse Air Brake Technologies Corp., 4.9%, 5/29/30	500,000	$ 511,301
CONSUMER FINANCE—0.8%
American Express Co., 5.85%, 11/5/27	500,000	518,077
CONSUMER STAPLES MERCHANDISE RETAIL—0.8%
Walmart, Inc., 4.35%, 4/28/30	500,000	508,542
DIVERSIFIED BANKS—1.5%
Citibank N.A., 4.929%, 8/6/26	500,000	503,804
JPMorgan Chase Bank N.A., 5.11%, 12/8/26	500,000	506,432

		1,010,236
ENVIRONMENTAL & FACILITIES SERVICES—0.8%
Republic Services, Inc., 4.75%, 7/15/30	500,000	512,517
HEALTH CARE—0.8%
Welltower OP LLC, 4.5%, 7/1/30	500,000	504,929
HEALTH CARE DISTRIBUTORS—1.6%
Cardinal Health, Inc., 5%, 11/15/29	500,000	512,879
McKesson Corp., 4.65%, 5/30/30	500,000	508,742

		1,021,621
HOME IMPROVEMENT RETAIL—0.7%
The Home Depot, Inc., 3.95%, 9/15/30	500,000	495,908
INDUSTRIAL CONGLOMERATES—0.8%
Honeywell International, Inc., 4.7%, 2/1/30	500,000	509,948
MANAGED HEALTHCARE—1.5%
UnitedHealth Group, Inc., 3.7%, 5/15/27	1,000,000	996,607
MULTI-UTILITIES—1.5%
Dominion Energy, Inc., 4.6%, 5/15/28	500,000	505,209
Sempra, 5.4%, 8/1/26	500,000	504,510

		1,009,719
OIL & GAS EXPLORATION & PRODUCTION—0.8%
ConocoPhillips Co., 4.7%, 1/15/30	500,000	510,027
PHARMACEUTICALS—2.3%
AstraZeneca Finance LLC, 4.85%, 2/26/29	500,000	512,996
Johnson & Johnson, 4.8%, 6/1/29	500,000	515,694
Novartis Capital Corp., 3.8%, 9/18/29	500,000	497,974

		1,526,664
RESTAURANTS—0.8%
McDonald's Corp., 4.8%, 8/14/28	500,000	510,977
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—0.8%
PepsiCo, Inc., 4.45%, 5/15/28	500,000	508,075
See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments September 30, 2025 (Unaudited) (Continued)

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS—23.3% (CONT.)
SPECIALTY CHEMICALS—0.8%
Ecolab, Inc., 5.25%, 1/15/28	500,000	$ 513,686
SYSTEMS SOFTWARE—0.8%
Oracle Corp., 5.8%, 11/10/25	500,000	500,724
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.8%
Apple, Inc., 4.2%, 5/12/30	500,000	505,586
TRANSACTION & PAYMENT PROCESSING SERVICES—0.8%
Mastercard, Inc., 4.35%, 1/15/32	500,000	502,577
WIRELESS TELECOMMUNICATION SERVICES—1.5%
T-Mobile USA, Inc., 4.2%, 10/1/29	500,000	499,513
T-Mobile USA, Inc., 5.125%, 5/15/32	500,000	514,719

		1,014,232
TOTAL CORPORATE BONDS (Cost $15,018,070)		15,193,651
U.S. GOVERNMENT BONDS—2.4%
U.S. Treasury Note, 3.5%, 9/30/26	550,000	548,893
U.S. Treasury Note, 4.125%, 10/31/29	500,000	508,037
U.S. Treasury Note, 4.625%, 2/15/35	500,000	519,727
TOTAL U.S. GOVERNMENT BONDS (Cost $1,563,157)		1,576,657

	SHARES	VALUE
SHORT-TERM SECURITIES—0.8%
MONEY MARKET FUNDS—0.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(a)	514,258	514,259
(Cost $514,258)		514,259

Total Investments (Cost $31,457,479)	99.8%	$65,107,371
Unaffiliated Securities (Cost $31,457,479)		65,107,371
Other Assets in Excess of Liabilities	0.2%	152,330
NET ASSETS	100.0%	$65,259,701

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of September 30, 2025.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Portfolios (the “Fund”) is an open-end registered investment company organized as a business trust under the laws of  the Commonwealth of Massachusetts. The Fund qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Fund operates as a series company currently offering an unlimited number of shares of beneficial interest in six series: Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Growth & Income Portfolio, Alger Mid Cap Growth Portfolio, Alger Small Cap Growth Portfolio and Alger Balanced Portfolio (collectively the “Portfolios” and individually a “Portfolio”). Each Portfolio, with the exception of Alger Growth & Income Portfolio and Alger Balanced Portfolio, invests primarily in equity securities and each has an investment objective of  long-term capital appreciation. Alger Growth & Income Portfolio’s investment objectives are capital appreciation and current income; and it also invests primarily in equity securities. Alger Balanced Portfolio’s investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed-income securities. Shares of the Portfolios are available to investment vehicles for variable annuity contracts and variable life insurance policies offered by separate accounts of life insurance companies, as well as qualified pension and retirement plans.
Alger Capital Appreciation Portfolio offers Class I-2 shares and Class S shares; each class has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses. Alger Large Cap Growth Portfolio, Alger Growth & Income Portfolio, Alger Mid Cap Growth Portfolio, Alger Small Cap Growth Portfolio and Alger Balanced Portfolio offer only Class I-2 shares.
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Portfolios value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the "Board"). Investments held by the Portfolios are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), Fred Alger Management, LLC, the Portfolios' investment adviser (“Alger Management” or the “Investment Manager”), as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Portfolios to assist in performing the duties and responsibilities of the Valuation Designee.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Portfolios. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Portfolios having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act, including money market funds, are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Debt securities generally trade in the over-the counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of the last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.
Securities in which the Portfolios invest may be traded in foreign markets that close before the close of  the NYSE. Developments that occur between the close of  the foreign markets and the close of  the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of  these securities as of  the close of  the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Portfolios would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Portfolios. Unobservable inputs are inputs that reflect the Portfolios' own assumptions based on the best information available in these circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. Each Portfolio's quantiative summary by Level can be found in Note 3.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Portfolios' valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, transaction pricing, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Portfolios may significantly differ from the valuations that would have been assigned by the Portfolios had there been an active market for such securities.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of September 30, 2025 in valuing the Portfolios' investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Fund have determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$124,953,580	$124,953,580	$—	$—
Consumer Discretionary	98,926,009	98,926,009	—	—
Energy	4,028,131	4,028,131	—	—
Financials	19,553,757	19,553,757	—	—
Health Care	33,192,845	33,192,845	—	—
Industrials	39,989,283	39,989,283	—	—
Information Technology	406,953,232	406,953,232	—	—
Materials	6,207,951	6,207,951	—	—
Utilities	42,408,549	42,408,549	—	—
TOTAL COMMON STOCKS	$776,213,337	$776,213,337	$—	$—
PREFERRED STOCKS
Financials	134,917	—	134,917	—
Information Technology	11,966,471	—	—	11,966,471
TOTAL PREFERRED STOCKS	$12,101,388	$—	$134,917	$11,966,471
SPECIAL PURPOSE VEHICLE
Information Technology	233,754	—	233,754	—
SHORT-TERM INVESTMENTS
Money Market Funds	349,703	349,703	—	—
TOTAL INVESTMENTS IN SECURITIES	$788,898,182	$776,563,040	$368,671	$11,966,471

Alger Large Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$90,983,226	$90,983,226	$—	$—
Consumer Discretionary	44,083,327	44,083,327	—	—
Financials	1,642,901	1,642,901	—	—
Health Care	30,609,235	29,006,988	1,602,247	—
Industrials	23,774,427	23,774,427	—	—
Information Technology	204,125,214	204,125,214	—	—
Utilities	25,973,008	25,973,008	—	—
TOTAL COMMON STOCKS	$421,191,338	$419,589,091	$1,602,247	$—
EXCHANGE TRADED FUNDS	12,545,238	12,545,238	—	—
Mutual Funds	13,494,448	13,494,448	—	—
PREFERRED STOCKS
Information Technology	5,435,486	—	—	5,435,486
REAL ESTATE INVESTMENT TRUST
Real Estate	1,428,326	1,428,326	—	—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Large Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SPECIAL PURPOSE VEHICLE
Information Technology	$935,016	$—	$935,016	$—
SHORT-TERM INVESTMENTS
Money Market Funds	7,488,750	7,488,750	—	—
TOTAL INVESTMENTS IN SECURITIES	$462,518,602	$454,545,853	$2,537,263	$5,435,486

Alger Growth & Income Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$4,888,673	$4,888,673	$—	$—
Consumer Discretionary	3,570,723	3,570,723	—	—
Consumer Staples	2,666,481	2,666,481	—	—
Energy	1,699,850	1,699,850	—	—
Financials	6,813,425	6,813,425	—	—
Health Care	4,155,215	4,155,215	—	—
Industrials	2,738,746	2,738,746	—	—
Information Technology	16,693,677	16,693,677	—	—
Materials	693,073	693,073	—	—
Utilities	677,668	677,668	—	—
TOTAL COMMON STOCKS	$44,597,531	$44,597,531	$—	$—
MASTER LIMITED PARTNERSHIP
Energy	155,432	155,432	—	—
REAL ESTATE INVESTMENT TRUST
Real Estate	1,417,663	1,417,663	—	—
SHORT-TERM INVESTMENTS
Money Market Funds	62,437	62,437	—	—
TOTAL INVESTMENTS IN SECURITIES	$46,233,063	$46,233,063	$—	$—

Alger Mid Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$9,276,013	$9,276,013	$—	$—
Consumer Discretionary	19,414,152	19,414,152	—	—
Consumer Staples	6,534,182	6,534,182	—	—
Financials	16,817,867	16,817,867	—	—
Health Care	11,200,259	11,200,259	—	—
Industrials	36,851,373	36,851,373	—	—
Information Technology	36,452,675	36,452,675	—	—
Materials	1,444,602	1,444,602	—	—
Real Estate	7,595,740	7,595,740	—	—
Utilities	7,711,882	7,711,882	—	—
TOTAL COMMON STOCKS	$153,298,745	$153,298,745	$—	$—
EXCHANGE TRADED FUNDS	6,233,081	6,233,081	—	—
PREFERRED STOCKS
Health Care	— [1]	—	—	— [1]

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Information Technology	$597,566	$—	$—	$597,566
TOTAL PREFERRED STOCKS	$597,566	$—	$—	$597,566
RIGHTS
Health Care	— [2]	—	—	— [2]
SPECIAL PURPOSE VEHICLE
Information Technology	591,962	—	591,962	—
WARRANTS
Information Technology	— [3]	—	— [3]	—
SHORT-TERM INVESTMENTS
Money Market Funds	4,906,332	4,906,332	—	—
TOTAL INVESTMENTS IN SECURITIES	$165,627,686	$164,438,158	$591,962	$597,566

Alger Small Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$1,226,997	$1,226,997	$—	$—
Consumer Discretionary	15,711,568	15,711,568	—	—
Consumer Staples	3,755,676	3,755,676	—	—
Energy	3,311,772	3,311,772	—	—
Financials	4,451,433	4,451,433	—	—
Health Care	43,294,806	43,237,348	—	57,458
Industrials	28,691,460	28,691,460	—	—
Information Technology	39,780,686	39,780,686	—	—
Materials	1,042,767	1,042,767	—	—
Utilities	657,050	657,050	—	—
TOTAL COMMON STOCKS	$141,924,215	$141,866,757	$—	$57,458
PREFERRED STOCKS
Health Care	212,291 [1]	—	—	212,291 [1]
Information Technology	645,272	—	—	645,272
TOTAL PREFERRED STOCKS	$857,563	$—	$—	$857,563
RIGHTS
Health Care	60,084 [2]	—	—	60,084 [2]
SPECIAL PURPOSE VEHICLE
Information Technology	837,910	—	837,910	—
SHORT-TERM INVESTMENTS
Money Market Funds	1,429,012	1,429,012	—	—
TOTAL INVESTMENTS IN SECURITIES	$145,108,784	$143,295,769	$837,910	$975,105

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Balanced Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$5,100,460	$5,100,460	$—	$—
Consumer Discretionary	3,719,448	3,719,448	—	—
Consumer Staples	2,749,321	2,749,321	—	—
Energy	1,757,568	1,757,568	—	—
Financials	7,045,008	7,045,008	—	—
Health Care	4,319,855	4,319,855	—	—
Industrials	2,830,562	2,830,562	—	—
Information Technology	17,261,715	17,261,715	—	—
Materials	715,337	715,337	—	—
Utilities	699,798	699,798	—	—
TOTAL COMMON STOCKS	$46,199,072	$46,199,072	$—	$—
CORPORATE BONDS
Communication Services	1,014,232	—	1,014,232	—
Consumer Discretionary	2,005,192	—	2,005,192	—
Consumer Staples	1,016,617	—	1,016,617	—
Energy	510,027	—	510,027	—
Financials	2,030,890	—	2,030,890	—
Health Care	3,544,892	—	3,544,892	—
Industrials	1,533,766	—	1,533,766	—
Information Technology	1,509,701	—	1,509,701	—
Materials	513,686	—	513,686	—
Real Estate	504,929	—	504,929	—
Utilities	1,009,719	—	1,009,719	—
TOTAL CORPORATE BONDS	$15,193,651	$—	$15,193,651	$—
MASTER LIMITED PARTNERSHIP
Energy	161,299	161,299	—	—
REAL ESTATE INVESTMENT TRUST
Real Estate	1,462,433	1,462,433	—	—
U.S. GOVERNMENT BONDS	1,576,657	—	1,576,657	—
SHORT-TERM INVESTMENTS
Money Market Funds	514,259	514,259	—	—
TOTAL INVESTMENTS IN SECURITIES	$65,107,371	$48,337,063	$16,770,308	$—

[1]
Each of Alger Mid Cap Growth Portfolio's and Alger Small Cap Growth Portfolio's holdings of Prosetta Biosciences, Inc.,
Series D shares are classified as a Level 3 investment and are fair valued at zero as of September 30, 2025.

[2]	Each of Alger Mid Cap Growth Portfolio's and Alger Small Cap Growth Portfolio's holdings of Tolero CDRs are classified as a Level 3 investment and are fair valued at zero as of September 30, 2025.
[3]	Alger Mid Cap Growth Portfolio's holdings of Constellation Software, Inc. warrants expiring March 31, 2040, are classified as a Level 2 investment and are fair valued at zero as of September 30, 2025.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Portfolio	Preferred Stocks
Opening balance at January 1, 2025	$8,294,360
Transfers into Level 3	—
Transfers out of Level 3	(134,917)
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	3,807,028
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at September 30, 2025	11,966,471
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2025	$3,807,028

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2025	$412,737
Transfers into Level 3	—
Transfers out of Level 3	(233,754)
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(178,983)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at September 30, 2025	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2025	$—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Large Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2025	$5,435,486
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at September 30, 2025	5,435,486
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2025	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Large Cap Growth Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2025	$1,650,948
Transfers into Level 3	—
Transfers out of Level 3	(935,016)
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(715,932)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at September 30, 2025	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2025	$—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2025	$597,566*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at September 30, 2025	597,566*
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2025	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Rights
Opening balance at January 1, 2025	$55,263
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(55,263)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at September 30, 2025	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2025	$(55,263)

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2025	$1,042,704
Transfers into Level 3	—
Transfers out of Level 3	(591,962)
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(450,742)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at September 30, 2025	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2025	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Common Stocks
Opening balance at January 1, 2025	$1,404,534
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(1,347,076)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at September 30, 2025	57,458
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2025	$(1,347,076)

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Preferred Stocks
Opening balance at November 1, 2024	$916,844*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(59,281)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at September 30, 2025	857,563*
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2025	$(59,281)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Rights
Opening balance at January 1, 2025	$93,853
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(33,769)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at September 30, 2025	60,084*
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2025	$(33,769)

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2025	$1,477,164
Transfers into Level 3	—
Transfers out of Level 3	(837,910)
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(639,254)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at September 30, 2025	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2025	$—

*	Includes securities that are fair valued at zero.
The following table provides quantitative information about each Portfolio's Level 3 fair value measurements of each Portfolio's investments as of September 30, 2025. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to each Portfolio’s fair value measurements.

	Fair Value September 30, 2025	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Alger Capital Appreciation Portfolio
Preferred Stocks	$11,966,471	Market Approach	Revenue Multiple	19.39x-22.99x	19.92x
Alger Large Cap Growth Portfolio
Preferred Stocks	5,435,486	Market Approach	Revenue Multiple	22.99x	N/A*
Alger Mid Cap Growth Portfolio
Preferred Stocks	—**	Income Approach	Discount Rate	100%	N/A*
	597,566	Market Approach	Revenue Multiple	22.99x	N/A*
Rights	—***	Income Approach	Discount Rate Probability of Success	100% 0.00%	N/A*
Alger Small Cap Growth Portfolio
Common Stocks	57,458	Market Approach	Revenue Multiple	1.33x	N/A*

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value September 30, 2025	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Preferred Stocks	$—**	Income Approach	Discount Rate	100%	N/A*
	857,563	Market Approach	Revenue Multiple	1.33x-22.99x	17.63x
Rights	—***	Income Approach	Discount Rate Probability of Success	100% 0.00%	N/A*
	60,084	Income Approach	Discount Rate Probability of Success	4.59% 12%-44%	4.59% 39.67%

*	Each security type listed and respective valuation methodology and unobservable input, represents only one investment.
**	Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of September 30, 2025.
***	Tolero CDRs are classified as a Level 3 investment and are fair valued at zero as of September 30, 2025.
The significant unobservable inputs used in the fair value measurement of each Portfolio's securities are revenue and EBITDA multiples, publicly traded comparable securities’ market value and revenue multiples, transaction pricing, discount rates, and the probability of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of success result in lower fair value measurements.  For the period ended September 30, 2025, there were no changes in valuation methodology on Level 3 investments.
NOTE 4 — Affiliated Securities:

During the period ended September 30, 2025, as disclosed in the following table, certain Portfolios held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the Portfolio(s) for purposes of the 1940 Act. Transactions during the period ended September 30, 2025 with such affiliated persons are summarized below. During this period, other Portfolio's of the Fund may also have held voting shares of the issuers at levels below 5%.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Security	Shares Held at December 31, 2024	Shares Purchased	Shares Sold	Shares Held at September 30, 2025	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at September 30, 2025
Alger Capital Appreciation Portfolio
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	$—	$—	$(178,983)	$233,754
Total	—	—	—	—	$—	$—	$(178,983)	$233,754

Security	Shares Held at December 31, 2024	Shares Purchased	Shares Sold	Shares Held at September 30, 2025	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at September 30, 2025
Alger Large Cap Growth Portfolio
Exchange Traded Funds
Alger 35 ETF	—	—	—	353,188	$—	$—	$3,614,526	$12,545,238
Mutual Funds
Alger 35 Fund	—	—	—	559,472	—	—	3,502,291	13,494,448
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	—	—	(715,932)	935,016
Total	—	—	—	912,660	$—	$—	$6,400,885	$26,974,702

Security	Shares Held at December 31, 2024	Shares Purchased	Shares Sold	Shares Held at September 30, 2025	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at September 30, 2025
Alger Mid Cap Growth Portfolio
Exchange Traded Funds
Alger Mid Cap 40 ETF	—	—	(5,507)	278,449	$—	$(9,830)	$1,037,075	$6,233,081
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	—	—	(329,706)	430,599
Crosslink Ventures C, LLC, Cl. B1	—	—	—	—	—	—	(121,036)	161,363
Total	—	—	(5,507)	278,449	$—	$(9,830)	$586,333	$6,825,043

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Security	Shares Held at December 31, 2024	Shares Purchased	Shares Sold	Shares Held at September 30, 2025	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at September 30, 2025
Alger Small Cap Growth Portfolio
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	$—	$—	$(527,529)	$688,959
Crosslink Ventures C, LLC, Cl. B1	—	—	—	—	—	—	(111,725)	148,951
Total	—	—	—	—	$—	$—	$(639,254)	$837,910

[1]
The Alger Fund Complex and other entities managed by Alger Management fully own Crosslink Ventures C, LLC,
Class A and Crosslink Ventures C, LLC, Class B. There were no capital increases or decreases for the period ended
September 30, 2025.